Related party transactions (Details Narrative)														1 Months Ended								3 Months Ended		6 Months Ended	12 Months Ended
	Jan. 31, 2025 USD ($)	Jan. 17, 2025	Dec. 19, 2024	Dec. 12, 2024	Oct. 01, 2024 shares	Apr. 01, 2024 shares	Jul. 06, 2023 shares	Jul. 05, 2023 shares	Jul. 04, 2023 shares	Jul. 01, 2023 shares	Jun. 23, 2023 USD ($)	Apr. 21, 2023 shares	Jan. 07, 2022	Jan. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) $ / shares	Oct. 31, 2024 USD ($) shares	Aug. 31, 2024	Jan. 31, 2024 shares	Jun. 30, 2023 USD ($)	Mar. 31, 2023 shares	Jan. 31, 2023 shares	Mar. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Sep. 30, 2024 shares	Dec. 31, 2024 USD ($) $ / shares shares		Dec. 31, 2023 USD ($) $ / shares shares		Dec. 31, 2022 USD ($)	Oct. 31, 2024 $ / shares	Mar. 31, 2024 USD ($)
Related Party Transaction [Line Items]
Due to related parties															$ 14,000,000								$ 14,000,000		$ 14,000,000
Number of shares, vested | shares																						672,450			2,667,436		5,809,217
Royalty percentage	0.35%	0.35%	0.35%	0.35%							1.35%		1.35%
Debt face amount											$ 21,000,000
Debt	$ 11,000,000													$ 11,000,000
Debt description											The maturity date of any drawings under the Debt Facility will be June 30, 2030. For every $5,000,000 or part thereof advanced under the Debt Facility, the Company will grant a new 0.5% life-of-mine gross revenue royalty, on the same terms as the Royalty, to a maximum of 2.0% on the Primary Claims and 1.4% on the Secondary Claims. The Company may buy back 50% of these royalties for $20,000,000			As consideration for Sprott advancing the debt facility the Company granted Sprott a royalty for 1.0% of life-of-mine gross revenue from mining claims considered to be historically worked, contiguous to current accessible underground development, and covered by the Company’s 2021 ground geophysical survey and a 0.70% rate will apply to claims outside of these areas.								The key assumptions used in the revaluation are production of 700,000,000 lbs of zinc, 385,000,000 lbs of lead, 8,700,000 oz of silver over 14 years and commodity prices of 1.20 $/lb to 1.28 $/lb for zinc, 0.91 $/lb to 0.93 $/lb for lead, and 27.76 $/oz to $31.96 $/oz for silver			The key assumptions used in the revaluation are production of 676,000,000 lbs of zinc, 366,000,000 lbs of lead, 8,800,000 oz of silver over 14 years and commodity prices of 1.20 $/lb to 1.27 $/lb for zinc, 0.94 $/lb to 0.97 $/lb for lead, and 27.61 $/oz to $31.7 $/oz for silver.
Sprott [Member]
Related Party Transaction [Line Items]
Royalty percentage															0.70%
Sprott [Member] | Convertible Debt One [Member]
Related Party Transaction [Line Items]
Maturity date, description																	the maturity date of CD1 from March 31, 2026, to March 31, 2028
Sprott [Member] | Convertible Debt Two [Member]
Related Party Transaction [Line Items]
Maturity date, description																	March 31, 2026, to March 31, 2029
Sprott [Member] | Convertible Debt [Member]
Related Party Transaction [Line Items]
Amount drew															$ 10,000,000								$ 10,000,000		$ 10,000,000
Royalty percentage															1.00%
Stream [Member] | Convertible Debt One [Member]
Related Party Transaction [Line Items]
Maturity date, description																			the maturity date of CD1 from March 31, 2025, to March 31, 2026
Stream [Member] | Convertible Debt Two [Member] | 3 Quartely Payments Beginning June 30, 2024 [Member]
Related Party Transaction [Line Items]
Debt advance payment																			$ 2,000,000
Stream [Member] | Convertible Debt Two [Member] | Maturity Date [Member]
Related Party Transaction [Line Items]
Debt advance payment																			9,000,000
Stream [Member] | Convertible Debt [Member]
Related Party Transaction [Line Items]
Debt advanced amount																			46,000,000
Debt face amount																			$ 21,000,000
Common Stock [Member]
Related Party Transaction [Line Items]
Shares issued | shares														7,392,859						9,803,574	6,377,271
Shares issued | shares																		7,392,859				1,674,835	621,500	1,053,335
Number of shares issued | shares														7,119,049								7,392,859			23,619,707		25,300,209
Sam Ash [Member]
Related Party Transaction [Line Items]
Related party amount of transaction																									$ 454,296		$ 318,924
David Wiens [Member]
Related Party Transaction [Line Items]
Related party amount of transaction																											246,673
Director [Member] | Deferred Share Unit [Member]
Related Party Transaction [Line Items]
Shares issued | shares																750,000
Deferred Share Unit [Member]
Related Party Transaction [Line Items]
Stock based compensation																									$ 482,994		$ 4,416
Number of shares, vested | shares																									4,023,342	[1]	3,071,826	[2],[3]
Shares issued price per share | $ / shares															$ 0.11							$ 0.10	$ 0.11		$ 0.11		$ 0.08
Deferred Share Unit [Member] | Director [Member]
Related Party Transaction [Line Items]
Number of shares, vested | shares					337,475	1,907,840	245,454		1,611,826	210,000		1,250,000				1,051,787
Shares issued price per share | $ / shares																														$ 0.16
Shares issued																$ 46,304
Key Management Personnel [Member]
Related Party Transaction [Line Items]
Accounts payable and accrued liabilities															$ 24,658							$ 46,100	$ 24,658		$ 24,658		$ 67,800				$ 89,324
Richard Williams [Member]
Related Party Transaction [Line Items]
Related party amount of transaction																									412,152		286,253
Due to related parties																											$ 67,800
Restricted stock units | shares																											894,199
Stock based compensation																											$ 157,765
Richard Williams [Member] | One Third Increments [Member]
Related Party Transaction [Line Items]
Restricted stock units | shares																									2,556,566		1,588,800
Stock based compensation																									$ 102,198		$ 103,688
Sam Ash [Member]
Related Party Transaction [Line Items]
Restricted stock units | shares																											945,841
Stock based compensation																											$ 166,876
Accrued salaries
Sam Ash [Member] | One Third Increments [Member]
Related Party Transaction [Line Items]
Restricted stock units | shares																									2,876,137		1,787,400
Sam Ash [Member] | One Third Increments One [Member]
Related Party Transaction [Line Items]
Stock based compensation																									$ 114,973		$ 116,649
Gerbrand Van Heerden [Member]
Related Party Transaction [Line Items]
Related party amount of transaction																									$ 362,000		$ 132,000
Restricted stock units | shares																									672,450
Stock based compensation																									$ 46,448
Gerbrand Van Heerden [Member] | One Third Increments [Member]
Related Party Transaction [Line Items]
Restricted stock units | shares																									504,034
Stock based compensation																									$ 20,149
David Wiens [Member]
Related Party Transaction [Line Items]
Restricted stock units | shares																											902,365
Stock based compensation																											$ 159,206
David Wiens [Member] | One Third Increments [Member]
Related Party Transaction [Line Items]
Restricted stock units | shares																											1,456,400
Stock based compensation
Pam Saxton [Member]
Related Party Transaction [Line Items]
Related party amount of transaction																									41,299		34,832
Shares issued | shares						476,960			431,739
Cassandra Joseph [Member]
Related Party Transaction [Line Items]
Related party amount of transaction																									21,178				$ 34,832
Shares issued | shares						620,048			431,739
Mark Cruise [Member]
Related Party Transaction [Line Items]
Related party amount of transaction																									34,185		31,240
Due to related parties															2,933								2,933		2,933
Shares issued | shares						476,960
Shares issued | shares									374,174
Paul Smith [Member]
Related Party Transaction [Line Items]
Related party amount of transaction																									43,009		19,322
Shares issued | shares						476,960		245,454
Dickson Hal [Member]
Related Party Transaction [Line Items]
Related party amount of transaction																									43,448
Due to related parties															$ 21,725								$ 21,725		21,725
Shares issued | shares									374,174
Shares issued | shares						476,960
Kelli Kast [Member]
Related Party Transaction [Line Items]
Related party amount of transaction																									$ 9,875
Shares issued | shares					337,475

[1]	On July 6, 2023, 245,454 DSUs were issued to one of the Company’s Directors which vests on July 6, 2024.
[2]	On April 21, 2023, 1,250,000 DSUs for one of the Company’s Directors vested.
[3]	On July 4, 2023, 1,611,826 DSUs were issued to the Company’s Directors which vested immediately.